Note 7 Changes in allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 389,073	[1]	€ 349,037
Gross carrying amount loans and advances at amortized cost	413,585		389,073	[1]	€ 349,037
Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(11,291)		(11,142)		(12,141)
Transfers of financial assets	(2,790)		(1,473)		(1,893)
Transfers from stage 1 to stage 2	(563)		(287)		(463)
Transfers from stage 2 to stage 1	210		283		247
Transfers to stage 3	(2,734)		(1,662)		(1,862)
Transfers from stage 3	297		193		185
Net annual origination of allowances	(846)		(1,342)		(933)
Becoming write offs	3,071		2,106		2,795
Net foreign exchange loss	160		161		519
Increase (decrease) through other movements, financial assets	(252)		(112)		(189)
Other impairment losses	631		511		701
Gross carrying amount loans and advances at amortized cost	(11,316)		(11,291)		(11,142)
Stage 1 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(2,065)		(1,990)		(2,037)
Transfers of financial assets	73		63		187
Transfers from stage 1 to stage 2	118		110		139
Transfers from stage 2 to stage 1	(113)		(91)		(60)
Transfers to stage 3	81		51		111
Transfers from stage 3	(13)		(7)		(3)
Net annual origination of allowances	(466)		(406)		(563)
Becoming write offs	147		186		45
Net foreign exchange loss	(52)		(87)		70
Increase (decrease) through other movements, financial assets	3		0		12
Other impairment losses	229		168		297
Gross carrying amount loans and advances at amortized cost	(2,131)		(2,065)		(1,990)
Stage 2 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(1,942)		(2,091)		(2,289)
Transfers of financial assets	(336)		33		441
Transfers from stage 1 to stage 2	(681)		(397)		(602)
Transfers from stage 2 to stage 1	323		374		307
Transfers to stage 3	120		204		802
Transfers from stage 3	(97)		(148)		(66)
Net annual origination of allowances	(148)		(273)		(57)
Becoming write offs	71		30		56
Net foreign exchange loss	44		248		(270)
Increase (decrease) through other movements, financial assets	49		48		(79)
Other impairment losses	235		64		106
Gross carrying amount loans and advances at amortized cost	(2,026)		(1,942)		(2,091)
Stage 3 [Member] | Changes in allowances of loans and advances at amortized cost [Member]
Changes in allowances of loans and advances at amortised cost [Line Items]
Gross carrying amount loans and advances at amortized cost	(7,284)		(7,061)		(7,815)
Transfers of financial assets	(2,527)		(1,570)		(2,521)
Transfers from stage 1 to stage 2	0		0		0
Transfers from stage 2 to stage 1	0		0		0
Transfers to stage 3	(2,935)		(1,917)		(2,775)
Transfers from stage 3	408		347		254
Net annual origination of allowances	(232)		(663)		(314)
Becoming write offs	2,853		1,890		2,694
Net foreign exchange loss	169		0		719
Increase (decrease) through other movements, financial assets	(304)		(160)		(122)
Other impairment losses	167		279		298
Gross carrying amount loans and advances at amortized cost	€ (7,158)		€ (7,284)		€ (7,061)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).